Capital management (Details) - Forecast - USD ($) $ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Capital management [Line Items]
Dividend per share growth rate		4.00%	4.00%
Bottom of range
Capital management [Line Items]
Shareholder distribution percentage	40.00%	30.00%	20.00%
Cash capital expenditure		$ 22	$ 23
Top of range
Capital management [Line Items]
Shareholder distribution percentage	50.00%	40.00%	30.00%
Cash capital expenditure		$ 25	$ 27